Eaton Vance

Global Small-Cap Equity Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Australia — 1.9%
Bapcor, Ltd.	58,234	$248,349
Challenger, Ltd.	21,533	103,733
Nine Entertainment Co. Holdings, Ltd.	125,894	172,838
Northern Star Resources, Ltd.	9,519	83,762
OZ Minerals, Ltd.	6,351	44,048
Regis Resources, Ltd.	21,521	81,253

		$733,983

Belgium — 0.4%
Melexis NV	2,051	$140,385

		$140,385

Bermuda — 0.6%
Essent Group, Ltd.(1)	2,695	$124,401
Hudson, Ltd., Class A(1)	9,161	117,078

		$241,479

Canada — 4.9%
Boyd Group Income Fund	1,417	$182,445
CAE, Inc.	14,803	399,181
Canadian Apartment Properties REIT	6,955	256,689
Detour Gold Corp.(1)	6,424	98,127
Gildan Activewear, Inc.	9,487	373,503
Kirkland Lake Gold, Ltd.	1,978	81,800
Lundin Mining Corp.	6,060	29,340
Pan American Silver Corp.	3,786	57,659
Pason Systems, Inc.	7,648	102,800
Seven Generations Energy, Ltd., Class A(1)	16,933	94,044
TMX Group, Ltd.	2,844	211,220

		$1,886,808

France — 0.9%
Nexity SA	3,465	$166,367
Rubis SCA	3,119	175,755

		$342,122

Germany — 2.8%
ADVA Optical Networking SE(1)	17,789	$137,708
Bechtle AG	1,492	165,270
Brenntag AG	3,834	187,258
Carl Zeiss Meditec AG	1,890	207,086
GRENKE AG	1,705	146,344
Norma Group SE	5,959	213,658
Salzgitter AG	1,312	28,322

		$1,085,646

Security	Shares	Value
Hong Kong — 0.6%
Hysan Development Co., Ltd.	47,927	$228,325

		$228,325

Ireland — 0.7%
UDG Healthcare PLC	27,366	$264,959

		$264,959

Italy — 2.4%
Amplifon SpA	9,855	$242,899
DiaSorin SpA	2,302	266,969
FinecoBank Banca Fineco SpA	13,280	132,109
MARR SpA	5,926	127,742
Moncler SpA	3,845	157,877

		$927,596

Japan — 10.4%
77 Bank, Ltd. (The)	6,597	$94,050
Asahi Co., Ltd.	15,220	176,561
FP Corp.	3,197	197,095
Fuji Seal International, Inc.	5,100	149,416
Fukuoka Financial Group, Inc.	4,100	75,081
Invesco Office J REIT, Inc.	1,314	233,388
Itochu Techno-Solutions Corp.	7,000	179,445
Japan Hotel REIT Investment Corp.	230	192,054
K’s Holdings Corp.	14,300	130,388
Kewpie Corp.	10,200	230,815
Kuraray Co., Ltd.	11,000	130,095
Lion Corp.	7,530	147,819
Mitsui Fudosan Logistics Park, Inc.	51	184,061
Morinaga & Co., Ltd.	3,700	173,481
Nabtesco Corp.	4,900	132,004
Nippon Light Metal Holdings Co., Ltd.	78,000	142,591
Nohmi Bosai, Ltd.	7,360	149,925
Nomura Co., Ltd.	16,800	227,494
Okamura Corp.	21,600	210,568
Parco Co., Ltd.	14,100	154,336
Penta-Ocean Construction Co., Ltd.	52,694	255,175
Ship Healthcare Holdings, Inc.	3,900	175,251
Sumco Corp.	7,467	97,862
Yamaha Corp.	3,210	151,327

		$3,990,282

Luxembourg — 0.2%
APERAM SA	2,309	$57,061

		$57,061

Netherlands — 2.8%
Aalberts NV	6,125	$246,445
IMCD NV	4,968	437,681
NSI NV	3,750	159,240
Wright Medical Group NV(1)	7,399	213,535

		$1,056,901

New Zealand — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	17,454	$188,133

		$188,133

Security	Shares	Value
Norway — 0.8%
Entra ASA(2)	13,240	$192,046
TGS NOPEC Geophysical Co. ASA	4,177	100,963

		$293,009

Spain — 0.4%
Arima Real Estate SOCIMI SA(1)	13,374	$148,041

		$148,041

Sweden — 1.4%
Boliden AB	3,634	$82,409
Husqvarna AB, Class B	21,383	189,343
Indutrade AB	9,786	277,260

		$549,012

Switzerland — 2.0%
Cembra Money Bank AG	1,168	$112,568
Galenica AG(2)	3,804	195,757
Vontobel Holding AG	2,231	117,414
VZ Holding AG	1,199	330,169

		$755,908

United Kingdom — 7.3%
Bodycote PLC	26,979	$240,719
Cairn Energy PLC(1)	42,723	82,003
Cranswick PLC	7,046	228,051
DS Smith PLC	60,887	262,613
First Derivatives PLC	5,240	186,878
Games Workshop Group PLC	3,397	186,434
Grainger PLC	75,601	208,874
Halma PLC	13,352	322,444
Hiscox, Ltd.	7,494	154,258
Inchcape PLC	19,798	149,986
Melrose Industries PLC	147,457	332,797
Nomad Foods, Ltd.(1)	5,140	114,468
St. James’s Place PLC	13,422	160,162
WH Smith PLC	7,115	182,996

		$2,812,683

United States — 56.8%
ACI Worldwide, Inc.(1)	15,581	$522,898
Addus HomeCare Corp.(1)	2,759	222,348
Alliant Energy Corp.	5,253	260,234
Altair Engineering, Inc., Class A(1)	10,795	449,180
Amedisys, Inc.(1)	2,230	307,495
AMERISAFE, Inc.	1,920	124,915
AMETEK, Inc.	4,877	437,028
Applied Industrial Technologies, Inc.	5,638	343,016
Balchem Corp.	2,007	205,998
Ball Corp.	2,570	183,704
BJ’s Wholesale Club Holdings, Inc.(1)	9,732	229,286
Black Knight, Inc.(1)	8,609	545,122
Brink’s Co. (The)	4,180	376,869
Catalent, Inc.(1)	6,699	378,426
CDK Global, Inc.	4,018	208,414
Chemed Corp.	495	200,668

Security	Shares	Value
Choice Hotels International, Inc.	3,885	$333,372
CMS Energy Corp.	5,482	319,162
Cohen & Steers, Inc.	5,110	267,611
Columbia Sportswear Co.	3,239	343,269
Commerce Bancshares, Inc.	3,882	236,142
Community Bank System, Inc.	2,363	155,934
Cooper Cos., Inc. (The)	462	155,879
CSG Systems International, Inc.	1,903	97,510
CSW Industrials, Inc.	1,979	139,737
CubeSmart	9,992	339,228
Diamondback Energy, Inc.	2,664	275,538
Dorman Products, Inc.(1)	2,560	184,013
EastGroup Properties, Inc.	3,202	385,777
EnerSys	4,284	291,783
Envestnet, Inc.(1)	3,095	221,014
Essex Property Trust, Inc.	862	260,514
Euronet Worldwide, Inc.(1)	2,654	413,785
Eventbrite, Inc., Class A(1)	3,286	58,129
Federal Realty Investment Trust	1,372	181,118
First American Financial Corp.	2,363	136,629
First Citizens BancShares, Inc., Class A	413	192,879
First Republic Bank	3,062	304,240
Grand Canyon Education, Inc.(1)	2,104	228,852
Gulfport Energy Corp.(1)	8,725	32,980
Haemonetics Corp.(1)	1,631	199,112
Healthcare Realty Trust, Inc.	11,210	358,496
Hexcel Corp.	6,213	507,975
Horace Mann Educators Corp.	4,144	180,015
ICU Medical, Inc.(1)	1,383	351,891
Integra LifeSciences Holdings Corp.(1)	3,846	243,798
J&J Snack Foods Corp.	564	104,814
Jagged Peak Energy, Inc.(1)	8,208	60,247
Jazz Pharmaceuticals PLC(1)	1,376	191,787
Kansas City Southern	1,341	165,935
Kinsale Capital Group, Inc.	1,213	109,000
Kirby Corp.(1)	3,274	256,551
Lancaster Colony Corp.	776	120,916
Landstar System, Inc.	1,959	217,978
Ligand Pharmaceuticals, Inc.(1)	1,194	109,263
Masimo Corp.(1)	1,032	162,901
Mercury Systems, Inc.(1)	2,556	208,365
Middlesex Water Co.	2,076	130,020
Monro, Inc.	3,217	270,904
Mueller Water Products, Inc., Class A	28,498	289,825
National Retail Properties, Inc.	6,547	342,015
National Vision Holdings, Inc.(1)	11,404	360,252
NewMarket Corp.	547	230,621
NIC, Inc.	7,827	141,982
Oceaneering International, Inc.(1)	10,828	167,293
ONE Gas, Inc.	3,039	277,096
PDC Energy, Inc.(1)	3,499	100,526
Performance Food Group Co.(1)	3,120	136,812

Security	Shares	Value
Pinnacle West Capital Corp.	2,786	$254,139
R1 RCM, Inc.(1)	11,906	149,777
RBC Bearings, Inc.(1)	571	92,896
RealPage, Inc.(1)	8,315	519,521
Rexford Industrial Realty, Inc.	9,926	410,936
RLI Corp.	3,617	326,000
Selective Insurance Group, Inc.	996	74,899
ServiceMaster Global Holdings, Inc.(1)	7,534	401,035
Sterling Bancorp	16,376	357,816
Stock Yards Bancorp, Inc.	5,320	203,490
Teleflex, Inc.	1,042	354,009
Tractor Supply Co.	2,794	304,015
Tradeweb Markets, Inc., Class A	924	43,761
Trex Co., Inc.(1)	3,814	311,794
Valvoline, Inc.	21,039	424,777
Viad Corp.	2,648	183,083
Visteon Corp.(1)	1,351	89,004
Welbilt, Inc.(1)	4,797	78,767
West Pharmaceutical Services, Inc.	1,163	159,645
Wintrust Financial Corp.	2,246	160,679
Woodward, Inc.	2,801	313,824

		$21,760,953

Total Common Stocks (identified cost $31,105,541)		$37,463,286

Short-Term Investments — 2.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(3)	768,183	$768,183

Total Short-Term Investments (identified cost $768,143)		$768,183

Total Investments — 99.8% (identified cost $31,873,684)		$38,231,469

Other Assets, Less Liabilities — 0.2%		$67,055

Net Assets — 100.0%		$38,298,524

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $387,803 or 1.0% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $2,903.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.7%	$7,558,111
Health Care	12.9	4,941,588
Consumer Discretionary	12.4	4,732,894
Financials	12.1	4,635,519
Information Technology	11.7	4,499,343
Real Estate	11.1	4,247,169
Materials	6.7	2,570,691
Consumer Staples	4.2	1,614,204
Utilities	3.7	1,416,406
Energy	2.7	1,016,394
Communication Services	0.6	230,967
Short-Term Investments	2.0	768,183

Total Investments	99.8%	$38,231,469

The Fund did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$5,140,723		$—	$5,140,723
Developed Europe	328,003	8,105,320		—	8,433,323
North America	23,889,240	—		—	23,889,240
Total Common Stocks	$24,217,243	$13,246,043	*	$—	$37,463,286
Short-Term Investments	$—	$768,183		$—	$768,183
Total Investments	$24,217,243	$14,014,226		$—	$38,231,469

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.